Condensed Consolidated Statement of Cash Flows - USD ($)	2 Months Ended	6 Months Ended	8 Months Ended
	Jun. 30, 2015	Jun. 30, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (2,910)	$ (255,610)	$ (1,094,284)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest on cash held in Trust Account	0	(156,688)	(9,918)
Changes in operating assets and liabilities:
Accounts receivable			(69,464)
Prepaid expenses	0	52,362	(96,506)
Other receivables	0	(755,525)
Accounts payable and accrued expenses	2,910	722,211	266,916
Due to affiliate	0	60,533	18,067
Net cash used in operating activities	0	(332,717)	(985,189)
Cash Flows from investing activities:
Cash held in Trust Account - restricted			(200,000,000)
Interest income released from Trust Account for franchise taxes	0	48,473
Net cash provided by investing activities	0	48,473	(200,000,000)
Cash flows from financing activities:
Proceeds from issuance of common stock to initial stockholder	25,000	0	25,000
Proceeds from sale of Units, net of underwriting commissions paid			175,500,000
Proceeds from sale of over-allotment Units, net of underwriting commissions paid			19,500,000
Proceeds from sale of Private Placement Warrants			6,750,000
Payment of offering expenses			(471,108)
Proceeds from promissory note - related parties	100,000	0	100,000
Proceeds of convertible note received from Sponsor		15,000
Payment of deferred offering costs	(51,419)	0
Payment of advances for offering expenses and promissory note from affiliate			(146,037)
Net cash provided by financing activities	73,581	15,000	201,257,855
Increase in cash	73,581	(269,244)	272,666
Cash at beginning of period	0	272,666	0
Cash at end of period	73,581	3,422	272,666
Supplemental disclosure of noncash financing activities:
Deferred underwriting fees			7,000,000
Offering costs included in accrued offering costs	291,256	0
Payment of offering costs through advance from related party	$ 25,211	$ 0	$ 46,037